UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-177934
Pre-Effective Amendment No.□
Post-Effective Amendment No. 5☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 489☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 2, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on August 2, 2013, pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated August 2, 2013
to the following prospectus(es):
Nationwide DestinationSM Navigator 2.0 prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
For contracts issued on or after _______, 2013, Contract Owners who have elected the 7% Nationwide Lifetime Income Rider may elect a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide Lifetime Income Rider. As a result, the following changes apply to the prospectus:
(1)	The definition of "Current Income Benefit Base" in the "Glossary of Special Terms" is deleted in its entirety and replaced with the following:
Current Income Benefit Base- For purposes of the 7% Nationwide Lifetime Income Rider and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, reset opportunities, and if elected under the 7% Nationwide Lifetime Income Rider, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
(2)	The following terms are added to the "Glossary of Special Terms":
Adjusted Roll-up Income Benefit Base- The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Non-Lifetime Withdrawal- For purposes of the 7% Nationwide Lifetime Income Rider, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
(3)	The first paragraph of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section of the "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.
(4)	The "Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal" subsection of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section is deleted in its entirety and replaced with the following:
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:

(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after _______, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(i)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(ii)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the "Non-Lifetime Withdrawal" section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(i)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section; plus

(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
(5)	The following new subsection is added to the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section:
Non-Lifetime Withdrawal
For contracts issued on or after ______, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.

Incorporation by Reference
The prospectus supplement dated May 9, 2013, and the prospectus that was effective May 1, 2013, previously filed with the Commission under SEC file No. 333-177934, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM Navigator 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.073992	23.471632	16.93%	434
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.154217	1.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.297491	15.153413	5.99%	10,563
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.053082	16.120711	14.71%	2,908
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.119675	1.20%	107,413
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.438632	13.500145	8.53%	1,979
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.129971	17.283516	14.23%	123
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.107815	16.078646	13.97%	1,304
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.138702	16.456156	8.70%	2,166
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.219959	13.457741	10.13%	17,583

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.194817	13.609100	11.60%	4,932
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.989239	16.528028	3.37%	2,081
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.023439	16.201274	15.53%	21,414
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.707490	15.477413	12.91%	2,948
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	14.063004	14.657541	4.23%	9,182
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.954492	25.954620	13.07%	2,533
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.873789	12.926834	18.88%	965
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.890259	13.220142	11.18%	4,659
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.839372	23.181387	16.85%	444
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.970568	10.211201	13.83%	16,386
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.223704	18.423935	13.56%	1,952
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.222938	2.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.003854	10.133800	12.55%	269
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.040989	13.362779	21.03%	1,175
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.958708	-0.41%	1,941

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.653053	13.706700	17.62%	23,578
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.815203	8.15%	575
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.068050	0.68%	8,800
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.583266	10.492598	22.24%	4,548
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.640225	5.456761	17.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.103975	12.403811	11.71%	321
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.228022	2.28%	813
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.809554	18.081786	14.37%	1,166
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.421665	11.924574	14.42%	4,643
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.079969	10.196613	12.30%	3,060
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.782314	15.567756	12.95%	2,668
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.194744	11.643296	14.21%	304,819
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.414478	11.825276	3.60%	250,812
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.098071	12.167775	20.50%	25,077
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.392119	10.882845	15.87%	26,672
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.172677	9.442516	15.54%	365,930

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.600599	15.397710	13.21%	2,808
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.263091	17.801528	16.63%	1,610
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.660316	8.833333	15.31%	2,921
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.237127	10.154564	9.93%	53,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.499356	9.743653	14.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.938199	10.893639	9.61%	585,301
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.324356	10.458384	12.16%	30,740
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.675245	11.326218	6.10%	75,861
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.636061	10.686963	10.91%	189,109
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.211873	11.091106	8.61%	166,105
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.651623	12.360305	6.08%	2,450
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.634477	13.357432	5.72%	2,330
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.400876	20.079508	15.39%	2,143
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2012	58.094578	59.090227	1.71%	139
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2012	58.248425	59.246711	1.71%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.911842	7.860500	13.73%	3,521
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.628054	8.899785	16.67%	609
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.453829	13.445256	7.96%	366,605
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.080661	14.491720	10.79%	3,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.871264	13.361029	3.81%	165,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.271179	14.514442	9.37%	101,242
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.288387	14.919941	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.336642	14.221146	6.63%	46,050
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.322678	15.571403	16.88%	921
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.652215	19.306983	15.94%	822
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	27.365352	27.008645	-1.30%	7,053
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.173014	17.917617	10.79%	7,293
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.171995	9.317313	14.02%	1,902
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.039737	10.433935	15.42%	830
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.754200	10.034666	14.63%	4,186

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.163084	9.474025	16.06%	3,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.150703	10.354080	13.15%	175
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.820513	11.276879	14.83%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.311867	14.858613	11.62%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.396109	20.921043	13.73%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.656214	11.015389	14.08%	2,749
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.532312	10.761332	2.17%	12,414
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.723024	13.833939	18.01%	4,640
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.286304	2.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.161506	15.712150	19.38%	1,233
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.654221	15.714632	15.09%	2,164
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.845528	21.886628	16.14%	2,444

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.624494	6.24%	6,668
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.557857	13.042689	3.86%	3,178
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.334165	11.829684	4.37%	28,993
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.004024	10.811694	8.07%	80,529
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.488675	14.854028	29.29%	2,290
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.639938	-3.60%	8,412
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.617243	16.626985	6.47%	1,029

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.443677	23.855345	16.69%	486
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.140494	1.40%	20,597
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.038950	14.849176	5.77%	14,167
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.864384	15.871948	14.48%	1,789
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.116372	1.16%	49,425
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.371587	13.400106	8.31%	33,788
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.940231	23.872229	14.00%	707
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.100981	17.175596	13.74%	5,685
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.339629	17.725526	8.48%	2,281
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.055916	13.250120	9.91%	1,762
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.031099	13.399134	11.37%	21,251
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.722046	13.298675	13.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.774479	16.272913	3.16%	10,072
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.884062	17.160639	15.30%	18,828
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.047317	16.955741	12.68%	8,660
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.481898	14.023325	4.02%	16,706

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.439599	26.449304	12.84%	930
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.706096	12.701650	18.64%	332
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.754372	13.042512	10.96%	35,450
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.942325	24.420447	16.61%	1,132
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.904117	10.114985	13.60%	2,075
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.005974	18.139767	13.33%	592
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.209122	2.09%	6,462
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.982637	10.089386	12.32%	412
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.014999	13.304255	20.78%	793
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.945246	-0.55%	3,484
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.590239	13.605136	17.38%	46,833
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.800595	8.01%	7,301
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.054450	0.54%	8,634
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.619325	21.494993	22.00%	2,596
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.946570	-0.53%	793
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.141314	30.256865	11.48%	36

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.214213	2.14%	3,542
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.791481	19.165838	14.14%	1,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.386610	11.860324	14.19%	3,293
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.067741	10.162203	12.07%	2,922
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.708059	15.452427	12.73%	227
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.078216	11.486841	13.98%	63,378
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.284076	11.666419	3.39%	60,799
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.982671	12.004302	20.25%	1,192
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.284769	10.736608	15.64%	8,904
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.095662	9.334537	15.30%	101,812
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.418047	15.160187	12.98%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.990766	17.448408	16.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.603512	8.750033	15.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.168679	10.058850	9.71%	26,941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.436374	9.651801	14.41%	737
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.864594	10.790994	9.39%	111,573

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.255266	10.359815	11.93%	20,645
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.596201	11.219522	5.88%	6,068
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.564729	10.586292	10.68%	17,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.918301	10.065473	12.86%	18,989
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.136240	10.986603	8.39%	55,081
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.565384	12.243899	5.87%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.540931	13.231603	5.51%	3,491
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.132621	19.729798	15.16%	12,552
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.093826	13.291183	1.51%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.860618	7.786405	13.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.540827	8.780151	16.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.414092	18.738447	14.16%	16,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.386680	13.345609	7.74%	29,940
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.010184	14.384375	10.56%	8,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.870975	13.333587	3.59%	54,520
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.926410	16.291577	9.15%	21,236

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.925956	17.845023	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.071828	14.974615	6.42%	12,660
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.250874	15.456042	16.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.806439	24.074509	15.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.172213	10.019216	-1.50%	19,182
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.877508	15.343265	10.56%	6,334
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.111439	9.229482	13.78%	12,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.900341	10.252169	15.19%	9,165
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.689350	9.940116	14.39%	11,298
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.102602	9.384732	15.82%	17,333
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.082922	10.256516	12.92%	3,728
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.747754	11.170595	14.60%	6,019
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.137076	15.747665	11.39%	1,471
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.735508	23.385855	18.50%	188
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.210199	21.802509	13.49%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.917143	15.606084	12.14%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.584620	10.911512	13.84%	4,177
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.454338	10.659964	1.97%	17,423
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.659822	13.731408	17.77%	469
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.146540	1.47%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.265293	2.65%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.282947	2.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.958556	15.438457	19.14%	3,918
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.538622	16.698524	14.86%	2,446
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.182810	23.392100	15.90%	822
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.610149	6.10%	3,234
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.490136	12.945992	3.65%	2,123
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.273050	11.741977	4.16%	28,591
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.990587	10.775226	7.85%	48,615
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.450026	14.774016	29.03%	5,751
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.626904	-3.73%	4,647
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.393121	16.355079	6.25%	8,227

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.169062	23.498981	16.51%	542
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.847781	14.624601	5.61%	12,743
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.724321	15.687623	14.31%	1,109
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.113887	1.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.321456	13.325434	8.15%	3,579
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.658938	23.515604	13.83%	96
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.898131	16.919025	13.56%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.120166	17.460762	8.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.934095	13.096219	9.74%	1,640
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.909512	13.243470	11.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.603570	13.144174	13.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.615016	16.083805	3.00%	6,076
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.684086	16.904240	15.12%	4,969
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.845147	16.702413	12.51%	1,000
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.300838	13.813877	3.86%	8,424

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.124802	26.054250	12.67%	570
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.581819	12.535043	18.46%	128
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.653327	12.910664	10.79%	415
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.660964	24.055596	16.43%	48
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.854528	10.043302	13.43%	22,534
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.844268	17.929089	13.16%	344
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.198760	1.99%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.966729	10.056154	12.15%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.995515	13.260459	20.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.935147	-0.65%	2,312
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.543254	13.529317	17.21%	18,829
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.789629	7.90%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.044239	0.44%	816
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.382589	21.173835	21.81%	545
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.936310	-0.64%	2,038
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.776690	29.804798	11.31%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.203835	2.04%	703
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.565938	18.879545	13.97%	936
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	404
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.058584	10.136450	11.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.652497	15.366307	12.55%	389
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.991547	11.370678	13.80%	83,496
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.187080	11.548489	3.23%	28,151
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.896797	11.882881	20.07%	769
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.204869	10.627978	15.46%	354
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.038264	9.254218	15.13%	38,534
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.282530	14.984178	12.81%	930
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.789355	17.187714	16.22%	1,595
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.561134	8.687989	14.90%	951
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.117565	9.987496	9.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.389357	9.583379	14.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.809665	10.714519	9.22%	10,798

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.203721	10.286396	11.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.537207	11.140023	5.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.511460	10.511275	10.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.868653	9.994167	12.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.079800	10.908749	8.22%	4,630
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.500995	12.157146	5.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.471155	13.137892	5.35%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.933751	19.471025	14.98%	2,637
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.917941	13.092624	1.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.822389	7.731207	13.32%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.475938	8.691317	16.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.193584	18.458503	13.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	47,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.698037	13.134348	3.44%	3,809
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.725918	16.048214	8.98%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.712035	17.578460	11.88%	6,050
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.882794	14.750895	6.25%	313
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.197181	15.369911	16.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.526948	23.714870	15.53%	163
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.034988	9.868965	-1.65%	4,186
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.691103	15.114071	10.39%	2,424
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.066245	9.164052	13.61%	335
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.796978	10.117643	15.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.640935	9.869637	14.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	991
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.032284	10.183767	12.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.947162	15.512400	11.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.470383	23.036487	18.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.952108	21.476771	13.32%	329
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.730201	15.372947	11.96%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.531130	10.834078	13.67%	1,460
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.396146	10.584447	1.81%	2,046
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.612565	13.654891	17.59%	1,558
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.144054	1.44%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.262777	2.63%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.280422	2.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.808168	15.236004	18.96%	738
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.343366	16.449118	14.68%	390
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.911734	23.042708	15.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.439490	12.873813	3.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.227334	11.676512	4.00%	12,821
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.980493	10.747901	7.69%	38,230
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	6,745
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	1,832
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.226889	16.153750	6.09%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.987746	23.263995	16.39%	3,428
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.123337	1.23%	1,345
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.721610	14.476590	5.50%	3,768
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.631589	15.565748	14.19%	403
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.112232	1.12%	42,867
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	28,594
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.473298	23.280544	13.71%	865
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.764267	16.749922	13.45%	1,156
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.975323	17.286242	8.21%	3,537
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.853500	12.994518	9.63%	1,719
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.829064	13.140604	11.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.525200	13.042099	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.509505	15.958849	2.90%	4,152
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.552109	16.735236	15.00%	21,654
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.711717	16.535427	12.40%	10,507
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.181320	13.675795	3.75%	6,491

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.916990	25.793803	12.55%	5,845
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.499655	12.425045	18.34%	1,764
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	18,894
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.475326	23.815169	16.31%	1,852
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	4,025
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.737289	17.789885	13.04%	12,228
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.191846	1.92%	3,928
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.956120	10.034011	12.04%	803
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.982532	13.231297	20.48%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.928417	-0.72%	563
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.512000	13.478931	17.09%	26,684
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.782323	7.82%	18,023
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.037435	0.37%	6,003
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.226388	20.962185	21.69%	12,234
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.929462	-0.71%	7,638
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.536056	29.506835	11.20%	2,510

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.196918	1.97%	3,490
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.417040	18.690785	13.85%	5,353
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	6,947
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.052463	10.119285	11.78%	164
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	179
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	145,565
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	16,042
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	8,115
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	22,294
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	57,139
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	2,514
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.656457	17.015902	16.10%	326
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.532982	8.646821	14.79%	2,115
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	2,675
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	105,163

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	33,671
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	1,547
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	112,727
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	36,056
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	35,190
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	1,042
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	2,749
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.801881	12.961773	1.25%	2,834
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.796997	7.694573	13.21%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.048045	18.273978	13.87%	845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	27,232
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	17,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.584001	13.003124	3.33%	25,122
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.593590	15.887798	8.87%	29,721

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.570810	17.402708	11.76%	11,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.758057	14.603455	6.14%	10,261
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	1,906
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.342486	23.477812	15.41%	2,745
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.944406	9.769905	-1.75%	1,226
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.568081	14.962997	10.28%	2,554
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.036198	9.120622	13.49%	529
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	1,294
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	2,752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	1,851
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	1,543
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.821797	15.357297	11.11%	1,182
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.295405	22.806201	18.19%	752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.781832	21.262124	13.21%	746
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.606781	15.219252	11.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.495610	10.782698	13.55%	6,943
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	1,307
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	830
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.142390	1.42%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.261092	2.61%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.278741	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.708710	15.102289	18.83%	1,115
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.214463	16.284679	14.56%	3,142
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.732795	22.812364	15.61%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.592193	5.92%	21,060
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	11,937
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.973762	10.729699	7.58%	35,918
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	16,445
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	53,686
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.116906	16.020725	5.98%	6,280

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.897727	23.147413	16.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.119910	1.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.658916	14.403095	5.45%	17,393
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.585449	15.505152	14.13%	255
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.111402	1.11%	2,371
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.271448	13.251063	7.98%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.381049	23.163840	13.65%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.697711	16.665914	13.39%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.903347	17.199580	8.15%	3,754
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.813333	12.943876	9.57%	582
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.789001	13.089425	11.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.486132	12.991258	13.10%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.456951	15.896657	2.84%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.486509	16.651302	14.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.645431	16.452529	12.34%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.121907	13.607204	3.70%	564

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.813717	25.664469	12.50%	3,198
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.458778	12.370367	18.28%	1,337
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.552993	12.779929	10.62%	6,033
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.383005	23.695704	16.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.805115	9.971982	13.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.684039	17.720652	12.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.188395	1.88%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.950823	10.022969	11.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.976031	13.216730	20.41%	305
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.925045	-0.75%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.496395	13.453793	17.03%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.778669	7.79%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.034030	0.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.148792	20.857130	21.62%	2,252
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.926040	-0.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.416467	29.358871	11.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.343084	18.597094	13.79%	3,495
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.334130	11.764382	13.84%	398
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.049407	10.110699	11.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.597116	15.280576	12.38%	656
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.905519	11.255546	13.63%	43,075
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.090766	11.431553	3.07%	41,639
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.811580	11.762560	19.88%	1,604
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.125578	10.520324	15.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.981188	9.174469	14.95%	54,603
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.148176	14.809936	12.64%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.590393	16.930563	16.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.518932	8.626280	14.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.066692	9.916587	9.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.342554	9.515335	14.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.754944	10.638464	9.06%	20,971

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.152368	10.213369	11.59%	6,023
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.478460	11.060972	5.56%	11,294
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.458397	10.436655	10.34%	14,181
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.819139	9.923178	12.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.023566	10.831315	8.06%	19,036
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.436873	12.070883	5.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.401645	13.044692	5.19%	295
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.736949	19.215306	14.81%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.744186	12.896769	1.20%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.784317	7.676311	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.411512	8.603248	16.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.975717	18.182340	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.286428	13.197182	7.41%	32,943
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.527245	12.937881	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.527801	15.808117	8.81%	7,902

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.500648	17.315454	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.696059	14.530234	6.09%	10,378
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.143632	15.284154	16.29%	3,191
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.250791	23.360061	15.35%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.899405	9.720735	-1.80%	7,446
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.506993	14.888032	10.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.021231	9.098988	13.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.694699	9.984728	14.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.592706	9.799546	14.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.012466	9.252011	15.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.981908	10.111494	12.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.639322	11.012612	14.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.759512	15.280298	11.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.208436	22.691833	18.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.697175	21.155476	13.15%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.545453	15.142923	11.79%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.477882	10.757084	13.50%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.338148	10.509297	1.66%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.565412	13.578670	17.41%	3,667
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.141560	1.42%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.260252	2.60%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.277897	2.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.659277	15.035881	18.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.150389	16.203001	14.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.643856	22.697960	15.55%	1,093
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.388995	12.801943	3.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.181746	11.611314	3.84%	14,731
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.970403	10.720627	7.52%	10,235
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.392176	14.654528	28.64%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.062138	15.954536	5.92%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.807956	23.031215	16.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.596485	14.329952	5.39%	1,406
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.539412	15.444726	14.07%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.110570	1.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.254789	13.226327	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.289105	23.047568	13.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.631439	16.582303	13.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.831612	17.113277	8.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.773339	12.893469	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.749070	13.038437	10.97%	3,569
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.447241	12.940657	13.05%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.404595	15.834717	2.79%	367
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.421183	16.567748	14.88%	2,842
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.579335	16.369918	12.28%	2,766
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.062768	13.538964	3.65%	3,307

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.710878	25.535746	12.44%	1,840
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.418061	12.315924	18.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.519704	12.736606	10.56%	3,658
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.291086	23.576811	16.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.788696	9.948307	13.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.630919	17.651621	12.93%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.184936	1.85%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.945515	10.011908	11.92%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.969534	13.202155	20.35%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.921681	-0.78%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.480811	13.428712	16.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.071424	20.752441	21.56%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.922620	-0.77%	613
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.297382	29.211587	11.08%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.269377	18.503779	13.73%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.325388	11.748430	13.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.046352	10.102135	11.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.578667	15.252060	12.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.876964	11.217368	13.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.058827	11.392820	3.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.783291	11.722659	19.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.099247	10.484616	15.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.962252	9.148015	14.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.103626	14.752224	12.58%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.524582	16.845598	15.98%	354
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.504897	8.605792	14.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.049793	9.893050	9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.326964	9.492713	14.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.736744	10.613196	9.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.135318	10.189136	11.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.458904	11.034695	5.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.440750	10.411868	10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.802675	9.899609	12.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.004897	10.805629	8.00%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.415554	12.042223	5.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.378536	13.013750	5.13%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.671772	19.130712	14.75%	329
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.686748	12.832090	1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.771668	7.658091	13.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.390148	8.574084	16.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.269767	13.172548	7.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.887370	14.197850	10.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.470780	12.872988	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.462282	15.728790	8.76%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.430735	17.228554	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.634356	14.457393	6.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.125810	15.255643	16.23%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.159477	23.242853	15.29%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.854573	9.671770	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.446101	14.813348	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.006280	9.077393	13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.660822	9.940755	14.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.576687	9.776303	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.997515	9.230031	15.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.965139	10.087466	12.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.621339	10.986464	14.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.697455	15.203622	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.121810	22.577981	18.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.484355	15.066929	11.74%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.460182	10.731513	13.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.318874	10.484347	1.60%	8,545
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.549727	13.553328	17.35%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.277058	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.609991	14.969688	18.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.086578	16.121711	14.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.555273	22.584078	15.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.372183	12.778050	3.28%	3,559
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.166580	11.589647	3.79%	3,888
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.967028	10.711515	7.47%	6,944
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.382550	14.634667	28.57%	397
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.604073	-3.96%	606
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.007617	15.888672	5.87%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.540947	22.685955	16.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.106163	1.06%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.410674	14.112464	5.23%	5,740
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.402114	15.264684	13.90%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.108080	1.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.204946	13.152347	7.76%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.015618	22.702082	13.42%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.434186	16.333683	13.16%	495
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.618215	16.856739	7.93%	1,319
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.653935	12.743149	9.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.629948	12.886464	10.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.331155	12.789803	12.87%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.248274	15.650026	2.63%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.226743	16.319340	14.71%	585
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.382815	16.124534	12.11%	669
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.886699	13.336017	3.49%	980

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.404753	25.152950	12.27%	1,138
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.296645	12.153747	18.04%	651
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.420312	12.607377	10.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.017536	23.223340	16.01%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.739564	9.877544	13.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.472452	17.445911	12.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.174559	1.75%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.929610	9.978802	11.75%	207
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.950060	13.158540	20.17%	393
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.911560	-0.88%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.434104	13.353591	16.79%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.764030	7.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.020404	0.20%	1,256
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.841270	20.441302	21.38%	893
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.942858	28.773624	10.91%	82

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.179611	1.80%	301
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.050085	18.226412	13.56%	1,238
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.299191	11.700669	13.61%	348
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.037179	10.076431	11.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.523452	15.166777	12.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.791710	11.103511	13.40%	32,662
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.963430	11.277224	2.86%	7,637
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.698831	11.603661	19.64%	499
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.020713	10.378207	15.05%	196
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.905590	9.069012	14.72%	9,868
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.970799	14.580316	12.41%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.328796	16.593071	15.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.462924	8.544554	14.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.999172	9.822647	9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.280415	9.425192	13.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.682343	10.537733	8.83%	5,570

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.084214	10.116615	11.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.400470	10.956237	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.387965	10.337789	10.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.753487	9.829209	12.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.948976	10.728763	7.84%	1,632
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.351786	11.956622	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.309376	12.921209	4.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.477568	18.878910	14.57%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.515767	12.639749	0.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.733779	7.603572	12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.326348	8.487033	15.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.689283	17.819897	13.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.219870	13.098884	7.19%	2,473
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.834965	14.118461	10.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.302669	12.679994	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.267335	15.492993	8.59%	2,560

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.222735	16.970293	11.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.450525	14.240613	5.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.072444	15.170352	16.05%	1,119
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.887711	22.894411	15.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.721147	9.526205	-2.01%	3,878
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.264856	14.591290	10.00%	1,038
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.961507	9.012807	13.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.559930	9.809898	14.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.528738	9.706761	13.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.952786	9.164345	15.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.915007	10.015678	12.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.567551	10.908304	14.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.512761	14.975638	10.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.863996	22.239445	17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.361916	20.733729	12.92%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.302572	14.841038	11.57%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.407227	10.655105	13.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.261206	10.409778	1.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.502750	13.477526	17.17%	1,810
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.138231	1.38%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.256891	2.57%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.274529	2.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.463084	14.772635	18.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.896643	15.879991	14.27%	507
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.291662	22.245507	15.31%	393
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.321835	12.706539	3.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.121145	11.524803	3.63%	4,822
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.956927	10.684266	7.30%	2,569
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.353689	14.575218	28.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.594282	-4.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.844951	15.692372	5.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.364694	22.458355	15.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.099288	0.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.288066	13.969137	5.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.311218	15.145649	13.78%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.106422	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.171792	13.103201	7.65%	9,638
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.835131	22.474371	13.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.303996	16.169811	13.04%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.477413	16.687695	7.82%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.574966	12.643856	9.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.551050	12.785948	10.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.254305	12.690069	12.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.144867	15.527989	2.53%	68
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.098424	16.155606	14.59%	4,563
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.253099	15.962768	12.00%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.770479	13.202218	3.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.202713	24.900640	12.15%	1,208
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.216457	12.046769	17.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.354426	12.521814	10.28%	2,041
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.837005	22.990371	15.90%	1,317
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.706930	9.830592	12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.367574	17.309916	12.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.167635	1.68%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.919009	9.956762	11.64%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.937073	13.129492	20.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.904825	-0.95%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.403036	13.303702	16.67%	10,205
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.756707	7.57%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.689381	20.236256	21.25%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.708882	28.484938	10.80%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.905352	18.043582	13.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.031059	10.059319	11.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.486709	15.110100	12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.735254	11.028213	13.28%	11,112
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.900226	11.200755	2.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.642894	11.524943	19.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.968657	10.307778	14.93%	2,575
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.868002	9.016676	14.60%	5,418
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.882880	14.466680	12.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.199541	16.426574	15.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.435009	8.503886	14.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.965523	9.775903	9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.249469	9.380363	13.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.646172	10.487632	8.72%	20,272

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.050311	10.068560	11.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.361633	10.904150	5.24%	3,113
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.352918	10.288671	10.00%	5,304
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.720778	9.782469	12.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.911812	10.677747	7.73%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.309423	11.899810	5.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.263446	12.859829	4.86%	2,097
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.349230	18.712714	14.46%	2,983
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.402888	12.512938	0.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.708630	7.567435	12.80%	282
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.284044	8.429405	15.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.547767	17.641099	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.191753	12.552822	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.138667	15.337575	8.48%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.085484	16.800084	11.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.329259	14.097796	5.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.036939	15.113690	15.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.708343	22.664722	15.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.633102	9.430266	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.145245	14.444925	9.89%	1,884
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.931754	8.969949	13.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.493214	9.723482	14.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.496867	9.660589	13.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.881687	9.968046	12.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.531795	10.856424	13.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.390907	14.825411	10.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.693871	22.016351	17.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.196320	20.525741	12.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.182567	14.692112	11.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.372044	10.604401	13.15%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.136567	1.37%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.255208	2.55%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.272839	2.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.365987	14.642563	18.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.771324	15.720688	14.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.117619	22.022269	15.19%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.567028	5.67%	9,718
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.950190	10.666107	7.20%	23,393
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	72
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.737338	15.562679	5.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.277145	22.345359	15.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.095851	0.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.227132	13.897954	5.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.265997	15.086477	13.72%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.105591	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.155242	13.078684	7.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.745389	22.361237	13.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.239301	16.088443	12.99%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.407401	16.603702	7.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.535594	12.594405	9.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.511808	12.735999	10.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.216070	12.640493	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.093369	15.467253	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.034687	16.074337	14.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.188613	15.882414	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.712726	13.135777	3.33%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.102308	24.775344	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.176551	11.993567	17.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.321632	12.479263	10.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.747243	22.874618	15.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.690646	9.807182	12.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.315394	17.242310	12.58%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.164177	1.64%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.913723	9.945767	11.58%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.930588	13.114994	19.98%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.901440	-0.99%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.387526	13.278794	16.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.010170	0.10%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.613905	20.134433	21.19%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.592595	28.341566	10.74%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.833392	17.952750	13.39%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.273024	11.653050	13.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.027991	10.050758	11.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.468372	15.081830	11.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.707105	10.990690	13.22%	2,446
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.868716	11.162660	2.70%	2,358
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.615008	11.485739	19.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.942733	10.272722	14.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.849255	8.990572	14.54%	3,092
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.839101	14.410129	12.24%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.135318	16.343914	15.62%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.421099	8.483640	14.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.948768	9.752647	8.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.234030	9.358010	13.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.628146	10.462682	8.67%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.033388	10.044574	11.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.342256	10.878184	5.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.335399	10.264140	9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.704464	9.759166	12.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.893273	10.652325	7.67%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.288265	11.871478	5.17%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.240525	12.829222	4.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.285347	18.630058	14.40%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.346802	12.449973	0.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.696046	7.549373	12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.262970	8.400722	15.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.477474	17.552359	13.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.170096	13.025523	7.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.782689	14.039375	9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.136632	12.489681	2.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.074710	15.260369	8.42%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.017217	16.715505	11.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.268954	14.026830	5.71%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.019223	15.085423	15.87%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.619205	22.550669	14.94%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.589344	9.382613	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.085829	14.372269	9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.916925	8.948602	13.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.460037	9.680539	14.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.480971	9.637576	13.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.908241	9.099031	15.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.865053	9.944282	12.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.513974	10.830592	13.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.330323	14.750783	10.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.609309	21.905542	17.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.114007	20.422430	12.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.122958	14.618193	11.39%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.354492	10.579126	13.09%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.203793	10.335646	1.29%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.455869	13.402022	16.99%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.135732	1.36%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.254367	2.54%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.271999	2.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.317701	14.577931	18.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.709058	15.641602	14.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.031177	21.911475	15.13%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.271629	12.635348	2.96%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.075823	11.460232	3.47%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.946827	10.657042	7.14%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.324843	14.515903	28.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.584479	-4.16%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.683773	15.498174	5.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.102982	22.120795	15.80%	937
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.088976	0.89%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.106022	13.756602	4.96%	3,815
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.175924	14.968686	13.61%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.103928	1.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.122153	13.029722	7.49%	2,869
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.567037	22.136555	13.13%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.110692	15.926800	12.87%	6,332
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.268266	16.436907	7.65%	5,188
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.457282	12.496093	9.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.433657	12.636579	10.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.139882	12.541764	12.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.990822	15.346435	2.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.907849	15.912756	14.42%	1,269
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.060446	15.722839	11.82%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.597898	13.003797	3.22%	776

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.902676	24.526407	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.097119	11.887767	17.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.256241	12.394472	10.11%	1,520
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.568913	22.644824	15.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.658146	9.760501	12.73%	1,833
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.211382	17.107677	12.47%	1,121
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.157251	1.57%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.903121	9.923764	11.46%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.917602	13.085993	19.86%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.894703	-1.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.356526	13.229084	16.49%	5,687
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.745732	7.46%	2,852
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.463786	19.932075	21.07%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.895201	-1.05%	2,087
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.361453	28.056820	10.63%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.690399	17.772394	13.27%	2,742
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.255587	11.621349	13.32%	1,684
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.021864	10.033645	11.21%	5,867
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.431733	15.025393	11.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.651009	10.915987	13.11%	39,838
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.805947	11.086812	2.60%	8,095
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.559441	11.407665	19.33%	6,347
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.891032	10.202870	14.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.811893	8.938617	14.42%	10,546
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.751983	14.297699	12.12%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.007587	16.179644	15.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.393317	8.443224	14.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.915278	9.706187	8.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.203195	9.313423	13.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.592119	10.412844	8.56%	1,337

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.999579	9.996743	11.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.303603	10.826431	5.07%	15,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.300488	10.215280	9.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.671897	9.712704	12.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.856291	10.601632	7.56%	1,048
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.246092	11.815009	5.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.194752	12.768152	4.70%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.158295	18.465771	14.28%	536
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.235311	12.324915	0.73%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.670992	7.513425	12.63%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.220989	8.343599	15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.337663	17.375986	13.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.136974	12.976755	6.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.747900	13.986825	9.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.026976	12.364144	2.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.947620	15.107089	8.31%	1,640

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.881569	16.547545	11.19%	778
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.149120	13.885904	5.60%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.983783	15.028955	15.75%	1,350
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.441996	22.324082	14.82%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.502353	9.287976	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.967670	14.227924	9.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.887311	8.905994	12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.393992	9.595136	14.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.449269	9.591730	13.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.878627	9.055687	14.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.831921	9.896977	12.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.478359	10.778981	13.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.209915	14.602568	10.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.441219	21.685452	17.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.950396	20.217240	12.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.004390	14.471277	11.28%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.319450	10.528690	12.98%	1,950
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.165640	10.286445	1.19%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.424689	13.351853	16.87%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.134065	1.34%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.252676	2.53%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.270304	2.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.221611	14.449399	18.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.585193	15.484398	13.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.859282	21.691322	15.02%	886
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.556236	5.56%	5,132
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.238228	12.588038	2.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.045679	11.417306	3.36%	7,861
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.940075	10.638895	7.03%	4,021
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.305609	14.476417	28.05%	178
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.577944	-4.22%	2,100
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.577196	15.369918	5.44%	1,908

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.504473	21.350842	15.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.064877	0.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.689829	13.271943	4.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.864704	14.562676	13.20%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.098088	0.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.006835	12.859464	7.10%	8,578
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.954027	21.366115	12.73%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.668613	15.372466	12.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.789993	15.864885	7.27%	6,491
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.186690	12.157188	8.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.163573	12.293804	10.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.876743	12.201574	12.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.636612	14.930038	2.00%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.472027	15.358794	14.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.619905	15.175568	11.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.203278	12.551260	2.85%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.216573	23.672861	11.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.823416	11.524043	17.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.029792	12.101537	9.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.955753	21.856586	15.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.545024	9.598404	12.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.852243	16.643817	12.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.132999	1.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.866046	9.846972	11.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.872183	12.984803	19.43%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.871071	-1.29%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.248492	13.056230	16.07%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.947973	19.238347	20.63%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.566913	27.080251	10.23%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.198871	17.153877	12.86%	6,051
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.194682	11.510882	12.91%	4,557
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.000411	9.973856	10.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.303976	14.829072	11.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.456812	10.657965	12.70%	7,927
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.588585	10.824807	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.367067	11.137993	18.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.712083	9.961644	14.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.682165	8.758641	14.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.450852	13.909966	11.72%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.568708	15.616456	15.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.296682	8.302960	13.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.798795	9.544982	8.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.096028	9.158772	13.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.466861	10.239996	8.17%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.882021	9.830754	10.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.169066	10.646718	4.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.179039	10.045704	9.44%	8,410
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.558601	9.551402	11.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.727582	10.425646	7.18%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.099266	11.618896	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.035605	12.556286	4.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.720358	17.900819	13.87%	2,964
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.852032	11.895963	0.37%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.583830	7.388653	12.22%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.075612	8.146296	15.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.857114	16.771181	12.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.021522	12.807188	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.626664	13.804092	9.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.650234	11.933852	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.510682	14.581305	7.92%	5,794

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.415365	15.971638	10.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.737218	13.402655	5.22%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.860314	14.832631	15.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.832877	21.547076	14.41%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.203380	8.963449	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.561438	13.732727	9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.784223	8.758056	12.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.166409	9.301479	13.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.338849	9.432408	13.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.775680	8.905282	14.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.716502	9.732578	11.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.354535	10.599994	13.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.795997	14.094256	10.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.863400	20.930630	17.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.388005	19.513550	12.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.596966	13.967595	10.88%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.197581	10.353733	12.57%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.032936	10.115717	0.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.315984	13.177348	16.45%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.128211	1.28%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.246758	2.47%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.264381	2.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.890319	14.007267	17.80%	3,751
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.159590	14.945495	13.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.268420	20.936347	14.60%	5,054
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.121758	12.423485	2.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.940559	11.268065	2.99%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.916475	10.575532	6.65%	7,989
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.238479	14.338834	27.59%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.209306	14.928234	5.06%	3,522

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.867841	19.432416	15.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.054540	0.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.515096	13.068987	4.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.733225	14.391585	13.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.957640	12.787002	6.94%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.244189	19.408679	12.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.319551	13.833852	12.29%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.492625	14.450899	7.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.072389	12.014391	8.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.049533	12.149432	9.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.765593	12.058241	12.01%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.487013	14.754629	1.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.227203	13.918119	13.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.108013	13.470168	11.25%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.833014	12.151641	2.69%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.383126	22.707816	11.40%	0

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.708109	11.371191	17.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.933904	11.977814	9.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.186991	19.786565	15.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.496919	9.529642	12.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.700536	16.448372	11.89%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.122600	1.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.850157	9.814154	10.89%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.852729	12.941569	19.25%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.860932	-1.39%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.202371	12.982624	15.89%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.709076	7.09%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.969214	-0.31%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.744669	17.759331	20.45%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.860882	-1.39%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.872364	25.173395	10.06%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.127606	1.28%	0

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	14.012835	15.790876	12.69%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.168611	11.463720	12.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.991210	9.948295	10.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.249467	14.745507	11.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.374542	10.548934	12.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.496556	10.714166	2.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.285619	11.024107	18.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.636288	9.859746	14.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.627081	8.682413	13.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.323686	13.746638	11.55%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.335873	14.175664	14.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.255560	8.243425	13.62%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.749196	9.476539	8.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.050390	9.093078	12.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.413534	10.166593	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.831997	9.760294	10.51%	0

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.111823	10.570438	4.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.127320	9.973680	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.510379	9.482933	11.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.672804	10.350925	7.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.036794	11.535663	4.52%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.967862	12.466340	4.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.535826	17.663385	13.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.593332	11.618343	0.22%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.546696	7.335633	12.05%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.014049	8.062965	14.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.564008	15.287862	12.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.972248	12.735008	6.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.574923	13.726309	9.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.263356	11.519747	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.656520	13.638381	7.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.325289	14.741084	10.62%	0

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.110960	12.724004	5.06%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.807620	14.749057	15.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.984784	19.402642	14.24%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.077827	8.827519	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.971291	13.067368	9.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.740351	8.695253	12.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.070510	9.178064	13.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.291891	9.364830	12.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.731842	8.841406	14.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.667409	9.662818	11.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.301811	10.523977	13.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.480533	12.625800	9.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.611021	18.263271	16.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.708678	17.601725	12.05%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.412964	12.635230	10.71%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.145707	10.279442	12.40%	0

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.976430	10.043218	0.67%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.269599	13.103093	16.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.750796	13.821546	17.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.999343	13.606751	13.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.383631	18.747322	14.43%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.072054	12.353434	2.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.895714	11.204537	2.83%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.906344	10.548416	6.48%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.209741	14.280110	27.39%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.545243	-4.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.054110	14.742376	4.90%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm. "
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document " pimcofpa.htm."
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."

The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(20) Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177934) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 543 and 429 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on May 14, 2013.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on May 14, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact